Share-Based Payments	12 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
Share-Based Payments
SHARE-BASED PAYMENTS

ACCOUNTING POLICY

The group operates the following employee share incentive plans where the group granted share options to certain employees in exchange for services received:

•	The 2006 equity-settled share-based payments plan;

•	The equity-settled Sisonke Employee Share Ownership Plan (ESOP) awarded in 2019; and

•	The equity-settled Management Deferred Share Plan (DSP) awarded during the 2020 financial year.

Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised.

The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received (if any) net of any directly attributable transaction costs are credited to share capital and premium when the options are exercised.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The fair value of options granted under the 2006 plan was determined using a Monte Carlo valuation model. The significant inputs into the model are: vesting period, risk free interest rate, volatility, price on date of grant and dividend yield. There were no options granted under the 2006 plan in the current financial period. The fair value of the options granted under the Sisonke ESOP was based on the Harmony spot share price of R28.29 at grant date as there were no market conditions attached to the grant. The fair value of the options granted under the DSP was based on the Harmony spot share prices of between R45.89 and R56.87 at grant date as there was no market condition attached to the grant.

EMPLOYEE SHARE-BASED PAYMENTS

The objective of these schemes is to recognise the contributions of employees to the group's financial position and performance and to retain key employees.

The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2020	2019

2006 share plan	83	197
Sisonke ESOP	73	33
Management DSP	30	—

Total employee share-based payments	186	230

The directors are authorised to issue up to 60 011 669 ordinary shares to participants who have received awards in accordance with Harmony's employee share incentive schemes. Subsequent to the annual general meeting held on 1 December 2010, 40 573 097 shares have been issued in terms of the various share schemes. At 30 June 2020, 12 792 357 share option awards are outstanding in terms of the authorisation and relate to the 2006 share plan.

In December 2018, the board approved the new Total Incentive Plan for management which includes deferred shares. The first allocations under the new plan occurred in October 2019. Our shareholders have authorised up to 25 000 000 shares of the issued share capital to be used for this plan.

34	SHARE-BASED PAYMENTS continued

EMPLOYEE SHARE-BASED PAYMENTS continued

Options granted under the 2006 share plan

The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2013 to 2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).
PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2017 allocation:
• 50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
• 50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.

Executive management is encouraged to retain performance shares when they vest and a minimum shareholding requirement has been introduced to achieve this. This shareholding is meant to align shareholder and executive objectives to grow total shareholder return.

Activity on share options

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights	Number of rights

For the year ended 30 June 2020

Balance at beginning of year	6 713 044	26.45	21 007 596	—
Options exercised	(6 086 252)	50.16	—	—
Options forfeited and lapsed	(249 459)	23.97	(8 592 572)	—

Balance at end of year	377 333	18.41	12 415 024	—

34	SHARE-BASED PAYMENTS continued

EMPLOYEE SHARE-BASED PAYMENTS continued

Options granted under the 2006 share plan continued

Activity on share options continued

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights	Number of rights

For the year ended 30 June 2019

Balance at beginning of year	9 847 860	50.20	42 427 284	550 996
Options exercised	(1 564 486)	27.50	(20 166 093)	(550 996)
Options forfeited and lapsed	(1 570 330)	56.29	(1 253 595)	—

Balance at end of year	6 713 044	26.45	21 007 596	—

	SARs		PS and RS
Options and rights vested but not exercised at year end	2020	2019	2020	2019

Options and rights vested but not exercised	377 333	5 692 965	—	—
Weighted average option price (SA rand)	18.41	27.89	n/a	n/a

List of options and rights granted but not yet exercised (listed by grant date)	Number of options and rights	Award price (SA Rand)	Remaining life (years)

As at 30 June 2020

Share appreciation rights
17 November 2014	377 333	18.41	0.4

	377 333

Performance shares
15 November 2017	12 415 024	n/a	0.4

	12 415 024

Total options and rights granted but not yet exercised	12 792 357

	SA Rand
Figures in million	2020	2019

Gain realised by participants on options and rights traded during the year	142	484

Fair value of options and rights exercised during the year	144	489

34	SHARE-BASED PAYMENTS continued

EMPLOYEE SHARE-BASED PAYMENTS continued

Options granted under the Sisonke ESOP

In December 2017 Harmony approved the establishment of the Sisonke ESOP with the aim to facilitate beneficial interest and ownership by non-managerial employees in South Africa (the beneficiaries) of Harmony shares in order to:

•	Facilitate economic empowerment of Harmony’s employees;

•	Incentivise Harmony’s employees, so as to promote the shared interests of employees and shareholders in the value growth of Harmony; and

•	Further align the interests of the Harmony shareholders and those of the employees of Harmony.

The shares were issued to the Harmony ESOP Trust (the Trust) on 15 January 2019 which is also the date on which the required service period of three years commenced. Each beneficiary under the scheme was awarded 225 Participation Units (PU). The Sisonke ESOP is equity-settled.

Award	Vesting	Performance criteria

PU*	The PU will vest after three years from the date on which the service period commenced	The participant is still employed within the group

*	The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised DS are settled in accordance with the rules of the plan.

Activity on share options

Number of PU
Activity on PU granted but not exercised	2020	2019

Balance at beginning of year	6 819 025	—
Options granted	366 960	6 974 500
Options vested	(257 271)	(107 100)
Options forfeited and lapsed	(160 152)	(48 375)

Balance at end of year	6 768 562	6 819 025

	2020	2019

Gain realised by participants on options exercised during the year (R'million)	12	3
Weighted average share price at the date of exercise (SA Rand)	48.21	27.16
Remaining life (years)	1.5	2.5

34	SHARE-BASED PAYMENTS continued

EMPLOYEE SHARE-BASED PAYMENTS continued

Options granted under the Management Deferred Share Plan

Harmony implemented the Total incentive Plan, comprising a long-term Deferred Share Plan (DSP) and a short-term annual cash payment with effect from 1 July 2019. The total incentive for each management-level employee is determined every year through a balanced scorecard calculation.

The balanced scorecard result includes a number of key short- and long-term company performance measures (to be measured over trailing three- and one-year periods). The measures are reviewed and defined annually with appropriate weightings. A portion of the total incentive is paid immediately in cash and the balance is settled by means of deferred shares, which will vest at a rate of 20% per annum over the following five years for the executive managers and prescribed officers, and one-third per annum over the following three years for qualifying management.

Award	Vesting	Performance criteria

DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group

*	Deferred shares

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised DS are settled in accordance with the rules of the plan.

Activity on share options

Number of DS
Activity on DS granted but not exercised	2020

Balance at beginning of year	—
Options granted	1 218 013
Options exercised	—
Options forfeited and lapsed	(55 861)

Balance at end of year	1 162 152

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)

As at 30 June 2020

Deferred shares
18 September 2019 - 3 years	871 859	2.2
18 September 2019 - 5 years	290 293	4.2

Total options granted but not yet exercised	1 162 152

34	SHARE-BASED PAYMENTS continued

OTHER SHARE-BASED PAYMENTS

On 20 March 2013 Harmony signed transaction and funding agreements to give effect to an empowerment transaction to dispose of 30% of its Free State based Phoenix operation (Phoenix) to BEE shareholders, which includes a free-carry allocation of 5% to a community trust that has been created and is currently controlled by Harmony. The transaction closed on 25 June 2013, following the fulfilment of the last condition precedent. In terms of the agreements Phoenix was transferred to a newly incorporated subsidiary; 'PhoenixCo' which subsequently changed its name to Tswelopele Beneficiation Operation (TBO).

The awards to the BEE partners have been accounted for as in-substance options as the BEE partners will only share in the upside, and not the downside of their equity interest in TBO until the date the financing provided by Harmony is fully repaid. On this date the options will be exercised and a non-controlling interest in TBO will be recognised. The award of the options to the BEE partners is accounted for by the group as an equity-settled share-based payment arrangement. The in-substance options carry no vesting conditions and the fair value of the options of R23 million was expensed on the grant date, 25 June 2013.

On 31 December 2019, the loans were settled in full and the option was exercised. The portion of the BEE shareholders' interest in TBO was measured at the net asset value of negative R5 million and reclassified to non-controlling interest on this date. On initial recognition, TBO's negative net asset value of R5 million consists of accumulated profits of R222 million and a historic debit common control reserve of R250 million.

The total comprehensive income attributable to the BEE shareholders allocated to non-controlling interest for the six months ended 30 June 2020 was R12 million and includes a portion of the unrealised loss from the hedges in other reserves. A dividend was declared by TBO on 5 March 2020 and the portion to non-controlling interests amounted to R3 million.